2. INVENTORIES (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Inventories Details
Raw Materials	$ 321,320	$ 277,392	$ 271,608
Work-In-Progress	283,654	289,748	312,097
Finished Goods	87,165	115,760	82,580
Total Inventories	$ 692,139	$ 682,900	$ 666,285